SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Basic salaries, allowances and all benefits-in-kind	$ 813,713	$ 750,914
Pension costs - defined contribution plans	6,924	3,462
Share-based payments	282,965	274,497
Key management compensation	$ 1,103,602	$ 1,028,873